OTHER CURRENT ASSETS - Impairment under IFRS 9 (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	¥ 3,515,854	¥ 4,095,668
Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	1,720,439	1,764,068
Impaired financial assets
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	1,720,439	1,764,068
Impaired financial assets | Cost | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	7,444,363	6,639,593
Impaired financial assets | 12-month expected credit losses | Cost | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	1,632,766	1,098,455
Impaired financial assets | Lifetime expected credit losses | Stage 2
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	82,061	88,974
Impaired financial assets | Lifetime expected credit losses | Stage 2 | Cost | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	4,052,681	3,744,612
Impaired financial assets | Lifetime expected credit losses | Stage 3
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	1,638,378	1,675,094
Impaired financial assets | Lifetime expected credit losses | Stage 3 | Cost | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Other current assets, excluded financial assets	¥ 1,758,916	¥ 1,796,526